Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

23.Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Amounts due from related parties as of December 31, 2021 and December 31, 2022 were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties：
Hainan Huiliu	4,787	3,876	562

Amounts due from Hainan Huiliu were unsecured, interest-free and have fixed terms of repayment,which were advance made and settled in February.

23.Related Party Transactions (continued)

Amounts due to related parties as of December 31, 2021 and December 31, 2022 were as follows:

	As of December 31,
	2021	2022	2022
Amount due to related parties:	RMB	RMB	US$
Shenyang Bokai	245	—	—

Amounts due to Shenyang Bokai were labor recruitment services fee to be paid. The amounts were paid in March 2022.

Transactions with related parties for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	—	54,525	63,474	9,203
Shenyang Bokai	—	1,525	1,635	237
Total	—	56,050	65,109	9,440

The Company received labor recruitment services from Hainan Huiliu and Shenyang Bokai and recorded labor recruitment cost in cost of revenues.